UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	August 2, 2002


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	340297



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
1-800 CONTACTS INC.             COM   681977104       297     22000 SH         SOLE          SOLE
A.S.V. INC.                     COM   001963107      2176    182538 SH         SOLE          SOLE
ABBOTT LABORATORIES, INC.       COM   002824100       215      5720 SH         SOLE          SOLE
ALLIED WASTE INDUSTRIES, INC.   COM   019589308     11918   1241495 SH         SOLE          SOLE
ARBITRON, INC.		        COM   03875Q108       285      9150 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     39212       587 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      4745      2124 SH         SOLE          SOLE
BLYTH, INC.		        COM   09643P108       375     12000 SH         SOLE          SOLE
CPI CORP.                       COM   125902106      3234    165950 SH         SOLE          SOLE
CHAMPIONSHIP AUTO RACING TEAMS  COM   158711101       170     17250 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      7010    125174 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     15852    664950 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       224      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     13097    339115 SH         SOLE          SOLE
CRAWFORD & CO CLASS A           COM   224633206        63     10291 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     33140    430385 SH         SOLE          SOLE
FEDEX CORPORATION               COM   31428X106     23208    434600 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108       563     29643 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       462     15900 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     26358    571134 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   87924V507     10591   1059115 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     28168    142987 SH         SOLE          SOLE
MCGRAW-HILL, INC.               COM   580645109     13654    228715 SH         SOLE          SOLE
NAUTILUS GROUP, INC.            COM   63910B102       797     26050 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       319      6250 SH         SOLE          SOLE
RADIOSHACK CORP.                COM   750438103     22746    756670 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      3447    110450 SH         SOLE          SOLE
SERVICEMASTER COMPANY           COM   817615107     27972   2038784 SH         SOLE          SOLE
ST. JOE          		COM   790148100       200      6667 SH         SOLE          SOLE
STRATTEC SECURITY CORP          COM   863111100       354      6400 SH         SOLE          SOLE
STURM RUGER & CO. INC.          COM   864159108       342     24150 SH         SOLE          SOLE
TRIZEC HAHN CORP.               COM   896938107     21322   1264636 SH         SOLE          SOLE
VALASSIS COMMUNICATIONS, INC.   COM   918866104       299      8200 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       330      8640 SH         SOLE          SOLE
WASHINGTON POST CO. B           COM   939640108       409       750 SH         SOLE          SOLE
WELLS FARGO                     COM   949740104     25597    511325 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1146      3800 SH         SOLE          SOLE
                                                   340297